Right-of-Use Assets - Summary of Quantitative Information about Right-of-Use Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 927,000
Ending balance	577,000	$ 927,000
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	922,000
Ending balance	577,000	922,000
Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,000
Ending balance	0	5,000
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	994,000	2,599,000
Additions		911,000
Derecognised upon end of lease term	(83,000)	(2,516,000)
Ending balance	911,000	994,000
Cost [Member] | Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	982,000	2,574,000
Additions		911,000
Derecognised upon end of lease term	(71,000)	(2,503,000)
Ending balance	911,000	982,000
Cost [Member] | Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	12,000	25,000
Additions		0
Derecognised upon end of lease term	(12,000)	(13,000)
Ending balance	0	12,000
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(67,000)	(2,174,000)
Provided for the year	(209,000)	(147,000)
Derecognised upon end of lease term	(58,000)	2,254,000
Ending balance	(334,000)	(67,000)
Accumulated Depreciation [Member] | Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(60,000)	(2,160,000)
Provided for the year	(205,000)	(126,000)
Derecognised upon end of lease term	(69,000)	2,226,000
Ending balance	(334,000)	(60,000)
Accumulated Depreciation [Member] | Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(7,000)	(14,000)
Provided for the year	(4,000)	(21,000)
Derecognised upon end of lease term	11,000	28,000
Ending balance	$ 0	$ (7,000)